Consolidated Statements of Shareholders’ Equity - USD ($)	Share capital	Additional paid-in capital	Foreign exchange reserve	Retained earnings	Total
Balance at Jun. 30, 2020	$ 39,139	$ 377,538	$ (247,598)	$ 9,548,474	$ 9,717,553
Total comprehensive income for the period			1,046,451	5,108,261	6,154,712
Balance at Jun. 30, 2021	39,139	377,538	798,853	14,656,735	15,872,265
Total comprehensive income for the period			33,787	598,031	631,818
Balance at Sep. 30, 2021	39,139	377,538	832,640	15,254,766	16,504,083
Balance at Jun. 30, 2021	39,139	377,538	798,853	14,656,735	15,872,265
Total comprehensive income for the period			(643,816)	1,913,710	1,269,894
Balance at Jun. 30, 2022	39,139	377,538	155,037	16,570,445	17,142,159
Balance at Sep. 30, 2021	39,139	377,538	832,640	15,254,766	16,504,083
Total comprehensive income for the period			186,543	1,182,987	1,369,530
Balance at Dec. 31, 2021	39,139	377,538	1,019,183	16,437,753	17,873,613
Balance at Jun. 30, 2022	39,139	377,538	155,037	16,570,445	17,142,159
Total comprehensive income for the period			(1,001,189)	4,145	(997,044)
Balance at Sep. 30, 2022	39,139	377,538	(846,152)	16,574,590	16,145,115
Total comprehensive income for the period			555,231	1,432,626	1,987,857
Balance at Dec. 31, 2022	$ 39,139	$ 377,538	$ (290,921)	$ 18,007,216	$ 18,132,972